UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-23068

POINTBREAK ETF TRUST

(Exact name of registrant as specified in charter)

915 Creed Road, Oakland, California 94610

(Address of principal executive offices) (Zip code)

Pointbreak Advisers LLC

Mr. John T. Hyland

915 Creed Road

Oakland, CA 94610

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 414-5153

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS (UNAUDITED)

POINTBREAK ETF TRUST

Pointbreak Agriculture Commodity Strategy Fund

Pointbreak Buyback Index Fund

Pointbreak China Index Fund

Pointbreak Diversified Commodity Strategy Fund

Pointbreak Internet Security Index Fund

Pointbreak U.S. Internet Index Fund

Schedule of Investments (Unaudited)

At September 30, 2016*

Not applicable.

ASSETS:
Cash	$100,000

Total Assets	$100,000

Paid in Capital	$100,000

NET ASSETS	$100,000

*	The Pointbreak Agriculture Commodity Strategy Fund, Pointbreak Buyback Index Fund, Pointbreak China Index Fund, Pointbreak Diversified Commodity Strategy Fund, Pointbreak Internet Security Index Fund and Pointbreak U.S. Internet Index Fund (the “Funds”) have not offered shares to the public as of the Report Date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	POINTBREAK ETF TRUST

By:	/s/ John T. Hyland
John T. Hyland
President (Principal Executive Officer)
Date: October 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hyland
John T. Hyland
President (Principal Executive Officer)
Date: October 11, 2016

By:	/s/ Howard Mah
Howard Mah
Chief Financial Officer (Principal Financial and Accounting Officer)
Date: October 11, 2016